Property and Equipment (Details Textuals) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property and Equipment (Textuals) [Abstract]
Depreciation, continuing operations	$ 22,011,000	$ 16,756,000	$ 13,682,000
Depreciation, discontinued operations	1,300,000	700,000	300,000
Carrying Amount	260,379,000	207,392,000
Accumulated Depreciation	152,248,000	128,894,000
Software [Member]
Property and Equipment (Textuals) [Abstract]
Depreciation, continuing operations	2,900,000	1,400,000	900,000
Carrying Amount	38,059,000	28,653,000
Accumulated Depreciation	25,947,000	23,238,000
Capital lease equipment [Member]
Property and Equipment (Textuals) [Abstract]
Depreciation, continuing operations	100,000
Carrying Amount	1,600,000	0
Accumulated Depreciation	$ 116,000	$ 0